Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 68.5%
Long-Term Municipal Bonds - 67.4%
Alabama - 1.5%
Southeast Alabama Gas Supply District (The)
(Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	$7,525	$8,159,207
Tuscaloosa County Industrial Development Authority
(Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (a)(b)	410	442,419

		8,601,626

American Samoa - 0.0%
American Samoa Economic Development Authority
(Territory of American Samoa)
6.50%, 9/01/28 (b)	235	255,001

Arizona - 0.5%
State of Arizona Lottery Revenue
5.00%, 7/01/24 (c)	2,000	2,319,940
Tempe Industrial Development Authority
(Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	515	520,608

		2,840,548

California - 53.7%
Abag Finance Authority for Nonprofit Corps.
(Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/21	1,000	1,068,190
Antelope Valley-East Kern Water Agency
Series 2016
5.00%, 6/01/23-6/01/25	2,000	2,365,280
Bay Area Toll Authority
Series 2017
5.00%, 4/01/28	2,700	3,489,642
California Econ Recovery
Series 2009A
5.00%, 7/01/20 (Pre-refunded/ETM)	6,015	6,015,000
California Educational Facilities Authority
(University of the Pacific)
Series 2015
5.00%, 11/01/27	2,000	2,408,100
California Health Facilities Financing Authority
(Kaiser Credit Group)
Series 2017P
5.00%, 11/01/32	3,430	3,835,460
California Health Facilities Financing Authority
(Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/30	900	1,125,621

	Principal Amount (000)	U.S. $ Value
California Infrastructure & Economic Development Bank
(Broad Collection (The))
Series 2011A
5.00%, 6/01/21	$ 3,000	$3,220,350
California Municipal Finance Authority
(Anaheim Electric Utility Fund)
Series 2015B
5.00%, 10/01/26	1,000	1,220,330
California Municipal Finance Authority
(California Municipal Finance Authority State Lease)
Series 2017A
5.00%, 6/01/29	2,320	2,920,486
California Municipal Finance Authority
(LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 6/30/28-6/30/29	5,025	6,185,906
California Pollution Control Financing Authority
(Poseidon Resources Channelside LP)
5.00%, 7/01/29 (b)	450	566,204
California School Finance Authority
(Rocketship Education Obligated Group)
Series 2015A
4.25%, 3/01/28 (a)(b)	780	811,832
California State Public Works Board
Series 2010C-1
5.00%, 3/01/21 (Pre-refunded/ETM)	1,500	1,538,865
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	3,215	3,512,838
California State Public Works Board
(California State Public Works Board Lease)
Series 2014A
5.00%, 9/01/30	4,375	5,089,831
California State University
Series 2011A
5.25%, 11/01/26	2,035	2,225,822
Series 2016A
5.00%, 11/01/25	1,000	1,229,750
Series 2017A
5.00%, 11/01/25-11/01/30	3,160	3,906,280
California Statewide Communities Development Authority
(Enloe Medical Center)
Series 2015
5.00%, 8/15/28	2,200	2,662,880
California Statewide Communities Development Authority
(Lancer Educational Housing LLC)
5.00%, 6/01/34 (a)(b)	375	437,145
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series 2018A
5.00%, 12/01/28 (b)	500	591,565

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority
(Methodist Hospital of Southern California Obligated Group)
Series 2018
5.00%, 1/01/28-1/01/29	$ 5,705	$6,941,875
California Statewide Communities Development Authority
(NCCD-Hooper Street LLC)
5.00%, 7/01/24-7/01/29 (b)	335	376,211
Chino Basin Regional Financing Authority
(Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	7,739,693
City & County of San Francisco CA
(City & County of San Francisco CA COP)
Series 2015R
5.00%, 9/01/20-9/01/25	7,440	8,226,369
City of Hayward CA
(City of Hayward CA COP)
Series 2015
5.00%, 11/01/22	3,365	3,790,942
City of Long Beach CA Harbor Revenue
Series 2010B
5.00%, 5/15/22	2,000	2,067,100
Series 2015A
5.00%, 5/15/21	3,000	3,198,540
City of Los Angeles Department of Airports
Series 2010A
5.00%, 5/15/25	1,500	1,548,465
Series 2010D
5.25%, 5/15/28	4,145	4,288,251
Series 2016A
5.00%, 5/15/30	2,675	3,191,007
Series 2017A
5.00%, 5/15/30-5/15/31	4,860	5,910,033
Series 2017B
5.00%, 5/15/21	1,875	2,000,175
Series 2018D
5.00%, 5/15/26	2,890	3,510,194
City of Oakland CA
Series 2015A
5.00%, 1/15/22	1,380	1,513,073
City of Riverside CA Electric Revenue
Series 2019A
5.00%, 10/01/21	5,490	5,958,956
City of Roseville CA
(Fiddyment Ranch Community Facilities District No. 1)
Series 2017A
5.00%, 9/01/31 (a)	1,000	1,180,700
City of Roseville CA
(HP Campus Oaks Community Facilities District No. 1)
Series 2016
5.00%, 9/01/31 (a)	360	410,191

	Principal Amount (000)	U.S. $ Value
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2011A
5.00%, 11/01/24 (Pre-refunded/ETM)	$ 5,385	$5,873,366
Series 2017D
5.00%, 11/01/27	1,315	1,695,535
City of San Jose CA Airport Revenue
(Norman Y Mineta San Jose International Airport SJC)
Series 2014A
5.00%, 3/01/24	1,955	2,257,751
Series 2014B
5.00%, 3/01/26	2,360	2,756,763
Contra Costa Transportation Authority
(Contra Costa Transportation Authority Sales Tax)
Series 2015A
5.00%, 3/01/23	3,500	3,985,100
Coronado Community Development Agency Successor Agency
Series 2018A
5.00%, 9/01/33	3,320	3,908,769
County of Monterey CA
(County of Monterey CA COP)
Series 2017
5.00%, 10/01/29	4,870	6,167,660
County of Sacramento CA Airport System Revenue
Series 2018E
5.00%, 7/01/32	1,280	1,599,027
County of San Diego CA
(County of San Diego CA COP)
Series 2014A
5.00%, 10/15/27-10/15/28	2,550	3,019,024
Fremont Community Facilities District No. 1
Series 2015
5.00%, 9/01/28 (a)	1,505	1,736,770
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	2,620	2,652,226
Hacienda La Puente Unified School District/CA
NATL
5.00%, 8/01/24	4,055	4,819,205
Irvine Unified School District
Series 2017A
5.00%, 9/01/23 (a)	925	1,039,867
Long Beach Bond Finance Authority
(Aquarium of the Pacific)
Series 2012
5.00%, 11/01/22	1,460	1,584,304
Los Angeles Department of Water
Series 2013B
5.00%, 7/01/19	1,000	1,000,000
Series 2018A
5.00%, 7/01/32	2,735	3,452,637
Los Angeles Department of Water & Power Power System Revenue
Series 2018A
5.00%, 7/01/28	1,660	2,142,794

	Principal Amount (000)	U.S. $ Value
Los Angeles Unified School District/CA
Series 2010KRY
5.25%, 7/01/25	$160	$166,192
Series 2014C
5.00%, 7/01/27	6,815	7,975,663
Series 2015A
5.00%, 7/01/21	4,785	5,139,808
Newport Mesa Unified School District
5.00%, 8/01/21-8/01/24 (c)	1,555	1,682,865
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/25-8/01/26	2,335	2,791,571
Palomar Health
(Palomar Health Obligated Group)
Series 2016
4.00%, 11/01/19	550	553,498
5.00%, 11/01/20	1,230	1,278,474
Peralta Community College District
Series 2014A
5.00%, 8/01/27	5,855	6,879,332
Port of Los Angeles
Series 2011A
5.00%, 8/01/19	1,500	1,504,305
Port of Oakland
Series 2012P
5.00%, 5/01/24-5/01/25	6,405	7,015,396
Riverside County Redevelopment Successor Agency
AGM Series 2017B
5.00%, 10/01/29	1,900	2,397,895
Romoland School District
Series 2015
5.00%, 9/01/23 (a)	300	335,523
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/25	2,380	2,537,675
Sacramento County Sanitation Districts Financing Authority
Series 2014A
5.00%, 12/01/29	2,000	2,350,940
San Diego County Water Authority
Series 2011A
5.00%, 5/01/24-5/01/25	4,860	5,202,664
San Francisco Bay Area Rapid Transit District
Series 2010
5.00%, 7/01/27 (Pre-refunded/ETM)	2,000	2,076,740
San Francisco City & County Airport Comm
Series 2011G
5.00%, 5/01/24 (Pre-refunded/ETM) (a)	1,775	1,899,108
San Francisco City & County Airport Comm
(San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/25	500	501,580
Series 2011G
5.00%, 5/01/24	695	742,601
Series 20122
5.00%, 5/01/27	1,270	1,402,194
Series 2016S
5.00%, 5/01/25-5/01/26	2,730	3,349,935

	Principal Amount (000)	U.S. $ Value
San Francisco Community College District
Series 2015
5.00%, 6/15/22	$5,000	$5,563,950
Saugus/Hart School Facilities Financing Authority
(Saugus Union School District Community Facilities District No. 06-01)
Series 2016
5.00%, 9/01/27 (a)	750	883,245
Simi Valley Unified School District
Series 2017
5.00%, 8/01/20-8/01/22	3,900	4,215,399
South Placer Wastewater Authority/CA
Series 2011C
5.25%, 11/01/22 (Pre-refunded/ETM)	3,000	3,162,720
5.25%, 11/01/24 (Pre-refunded/ETM)	5,675	5,982,812
Southern California Public Power Authority
(Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/23	5,190	5,390,178
State of California
Series 2011
5.00%, 10/01/20	1,500	1,571,475
Series 2013
5.00%, 2/01/21	2,185	2,316,712
Series 2015
5.00%, 8/01/22-3/01/24	3,975	4,546,438
Series 2018B
5.00%, 8/01/29	7,615	9,757,328
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/25	1,900	2,291,172
University of California
series 2012G
5.00%, 5/15/23 (Pre-refunded/ETM) (a)	2,645	2,932,379
Series 2012G
5.00%, 5/15/23	4,755	5,275,102
Series 2013A
5.00%, 5/15/48	6,000	6,865,920
Series 2015A
5.00%, 5/15/21	5,355	5,745,487
Series 2018A
4.00%, 5/15/24	2,120	2,405,225
5.00%, 5/15/30	3,000	3,879,810
Upper Santa Clara Valley Joint Powers Authority
Series 2011A
5.00%, 8/01/25 (Pre-refunded/ETM)	1,790	1,933,576
Vista Unified School District
Series 2012
5.00%, 8/01/23-8/01/25	4,240	4,729,184
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/26-1/01/28	2,800	3,291,122

		308,493,143

	Principal Amount (000)	U.S. $ Value
Colorado - 0.7%
City & County of Denver CO
(United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	$1,000	$1,087,290
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/22 (a)(b)	690	743,751
Regional Transportation District
(Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/22	1,150	1,179,095
Sterling Ranch Community Authority Board
(Sterling Ranch Metropolitan District No. 3)
Series 2017A
5.00%, 12/01/30 (a)	1,000	1,041,790

		4,051,926

Connecticut - 0.3%
State of Connecticut
Series 2015B
5.00%, 6/15/30	1,250	1,451,100

Florida - 0.1%
Florida Development Finance Corp.
(Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	600	582,750

Illinois - 2.3%
Chicago Board of Education
Series 2017F
5.00%, 12/01/24	2,000	2,209,520
Metropolitan Pier & Exposition Authority
Series 2017B
5.00%, 12/15/30	1,400	1,589,812
State of Illinois
Series 2012
5.00%, 8/01/21	350	371,830
Series 2013A
5.00%, 4/01/20	1,415	1,449,484
Series 2014
5.00%, 5/01/25	2,165	2,395,594
Series 2016
5.00%, 2/01/22	1,520	1,632,419
Series 2017D
5.00%, 11/01/24	3,190	3,602,403

		13,251,062

Michigan - 1.9%
City of Detroit MI
5.00%, 4/01/29-4/01/30	2,600	2,920,296
Michigan Finance Authority
(Public Lighting Authority)
Series 2014B
5.00%, 7/01/25	2,175	2,445,853
Michigan Strategic Fund
(Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 6/30/30-12/31/30	4,325	5,261,368

		10,627,517

	Principal Amount (000)	U.S. $ Value
Missouri - 0.0%
Howard Bend Levee District XLCA
5.75%, 3/01/27	$100	$120,830

Nebraska - 0.5%
Central Plains Energy Project
(Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	2,290	2,571,899

New Jersey - 2.9%
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/20	1,350	1,391,391
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/22	6,950	7,595,794
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 12/15/19	5,000	5,077,250
Series 2018A
5.00%, 12/15/29	2,000	2,386,160

		16,450,595

Ohio - 0.3%
Ohio Air Quality Development Authority
(FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	160	162,400
Ohio Air Quality Development Authority
(Pratt Paper OH, Inc.)
Series 2017
3.75%, 1/15/28 (a)(b)	1,000	1,066,980
Ohio Water Development Authority Water Pollution Control Loan Fund
(FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	180	182,700
Series 2016B
4.375%, 6/01/33 (a)	350	355,250

		1,767,330

Pennsylvania - 0.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
(Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/22	1,000	1,078,150

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 0.7%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/27	$100	$116,805
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	190	208,624
AGC Series 2007C
5.50%, 7/01/31	110	129,353
NATL Series 2005L
5.25%, 7/01/35	1,170	1,257,340
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	1,105	1,131,244
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Universidad Interamericana de Puerto Rico, Inc.)
Series 2012
5.00%, 10/01/19	1,000	1,004,140
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24 (a)	448	380,778

		4,228,284

Texas - 1.4%
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	2,850	2,921,193
Mission Economic Development Corp.
(Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (b)	1,010	1,080,781
Texas Municipal Gas Acquisition & Supply Corp. I
(Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	3,610	4,218,140

		8,220,114

Washington - 0.2%
Kalispel Tribe of Indians
Series 2018A
5.00%, 1/01/32 (a)(b)	1,000	1,109,430

West Virginia - 0.0%
West Virginia Economic Development Authority
(Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	220	219,248

Wisconsin - 0.2%
Wisconsin Public Finance Authority
(Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,135	1,255,503

Total Long-Term Municipal Bonds (cost $371,050,400)		387,176,056

	Principal Amount (000)		U.S. $ Value
Short-Term Municipal Notes - 1.1%
California - 0.4%
County of Los Angeles CA
5.00%, 6/30/20 (c)		$1,970	$2,044,781

New York - 0.7%
New York State Thruway Authority
(New York State Thruway Authority Gen Toll Road)
4.00%, 2/01/20		4,000	4,020,880

Total Short-Term Municipal Notes (cost $6,061,810)			6,065,661

Total Municipal Obligations (cost $377,112,210)			393,241,717

	Shares
INVESTMENT COMPANIES - 23.7%
Funds and Investment Trusts - 23.7% (e)
iShares Core MSCI EAFE ETF		236,626	14,528,836
iShares Core MSCI Emerging Markets ETF		304,022	15,638,892
SPDR S&P 500 ETF Trust		349,886	102,516,598
Vanguard Mid-Cap ETF		19,514	3,261,960

Total Investment Companies (cost $113,387,024)			135,946,286

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.1%
Options on Indices - 0.1%
S&P 500 Index
Expiration: Sep 2019; Contracts: 33,000; Exercise Price: USD 3,100.00; Counterparty: JPMorgan Chase Bank, NA (d) (premiums paid $602,580)	USD	102,300,000	442,356

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.0%
United States - 0.0%
U.S. Treasury Notes 2.125%, 11/30/23 (cost $198,401)		$200	203,188

SHORT-TERM INVESTMENTS - 8.0%
U.S. Treasury Bills - 4.4%
U.S. Treasury Bill
Zero Coupon, 7/05/19 (f)		10,200	10,197,801
Zero Coupon, 8/15/19-9/19/19 (g)		15,200	15,140,143

Total U.S. Treasury Bills (cost $25,333,686)			25,337,944

Company	Shares	U.S. $ Value
Investment Companies - 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.33% (e)(h)(i) (cost $20,665,607)	20,665,607	$20,665,607

Total Short-Term Investments (cost $45,999,293)		46,003,551

Total Investments - 100.3% (cost $537,299,508) (j)		575,837,098
Other assets less liabilities - (0.3)%		(1,490,404)

Net Assets - 100.0%		$574,346,694

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	649	September 2019	$25,578,318	$617,738
FTSE 100 Index Futures	65	September 2019	6,082,867	49,546
Hang Seng Index Futures	6	July 2019	1,094,704	3,998
MSCI Emerging Markets Futures	56	September 2019	2,949,520	101,940
Russell 2000 E-Mini Futures	103	September 2019	8,070,565	142,886
S&P Mid 400 E-Mini Futures	9	September 2019	1,755,000	30,298
SPI 200 Futures	9	September 2019	1,036,068	8,830
Sold Contracts
S&P 500 E Mini Futures	272	September 2019	40,041,120	(326,697)
S&P TSX 60 Index Futures	8	September 2019	1,194,549	(10,995)
TOPIX Index Futures	6	September 2019	863,145	(1,736)

				$615,808

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	1,816	USD	1,349	8/15/19	$(39,241)
Bank of America, NA	GBP	3,470	USD	4,476	8/15/19	60,261
Bank of America, NA	USD	4,264	GBP	3,354	8/15/19	5,539
BNP Paribas SA	USD	11,731	AUD	16,821	8/15/19	95,494
BNP Paribas SA	USD	2,303	CHF	2,303	8/15/19	66,314
Citibank, NA	AUD	1,786	USD	1,273	8/15/19	17,763
Citibank, NA	EUR	5,527	USD	6,213	8/15/19	(93,801)
Citibank, NA	JPY	906,272	USD	8,297	8/15/19	(136,243)
Citibank, NA	USD	566	EUR	498	8/15/19	1,433
Citibank, NA	USD	2,934	GBP	2,307	8/15/19	958
Credit Suisse International	AUD	2,099	USD	1,499	8/15/19	23,573
Credit Suisse International	NOK	25,779	USD	2,969	8/15/19	(57,304)
Credit Suisse International	USD	2,082	AUD	2,913	8/15/19	(33,914)
Credit Suisse International	USD	2,841	CAD	3,800	8/15/19	63,281
Goldman Sachs Bank USA	EUR	3,227	USD	3,624	8/15/19	(58,457)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	AUD	4,082	USD	2,859	8/15/19	$(10,570)
JPMorgan Chase Bank, NA	GBP	4,351	USD	5,529	8/15/19	(8,506)
JPMorgan Chase Bank, NA	JPY	411,205	USD	3,746	8/15/19	(80,321)
JPMorgan Chase Bank, NA	USD	4,264	CHF	4,267	8/15/19	124,255
JPMorgan Chase Bank, NA	USD	4,784	EUR	4,188	8/15/19	(4,720)
JPMorgan Chase Bank, NA	USD	2,986	GBP	2,277	8/15/19	(88,294)
JPMorgan Chase Bank, NA	USD	1,407	SEK	12,997	8/15/19	(2,989)
Morgan Stanley & Co., Inc.	USD	1,685	JPY	185,455	8/15/19	40,699
Natwest Markets PLC	JPY	166,432	USD	1,541	8/15/19	(7,725)
Natwest Markets PLC	USD	9,850	EUR	8,693	8/15/19	69,521
Natwest Markets PLC	USD	4,453	NOK	38,716	8/15/19	91,504
Natwest Markets PLC	USD	2,867	NZD	4,356	8/15/19	62,568
Natwest Markets PLC	USD	2,238	SEK	21,353	8/15/19	68,740
Standard Chartered Bank	USD	7,678	CAD	10,258	8/15/19	162,135
State Street Bank & Trust Co.	CHF	3,549	USD	3,540	8/15/19	(109,491)
State Street Bank & Trust Co.	GBP	117	USD	153	8/15/19	4,127
State Street Bank & Trust Co.	USD	2,905	NZD	4,390	8/15/19	46,541
UBS AG	USD	1,213	AUD	1,760	8/15/19	23,559
UBS AG	USD	9,485	JPY	1,040,926	8/15/19	201,808

						$498,497

CENTRALLY CLEARED INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Citigroup GlobalMarkets Inc.	USD	12,820	6/17/24	1.760%	CPI	#	Maturity	$12,215

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	13,270	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$21,783	$	– 0	–	$21,783
USD	3,000	4/16/34	3 Month LIBOR	2.673%	Quarterly/Semi-Annual	217,266		– 0	–	217,266

						$239,049	$	– 0	–	$239,049

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	37	$(3,699)	$(3,734)	$35
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	123	(12,298)	(16,016)	3,718
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	8	(800)	(1,010)	210
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	251	(25,096)	(31,486)	6,390
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	382	(38,194)	(37,958)	(236)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	20	(1,999)	(2,037)	38
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	255	(25,474)	(26,006)	532
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	48	(4,799)	(6,224)	1,425
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	331	(33,095)	(31,924)	(1,171)

						$(145,454)	$(156,395)	$10,941

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	8,029	9/20/20	2.263%	CPI	#	Maturity	$(102,348)
Barclays Bank PLC	USD	7,121	10/15/20	2.208%	CPI	#	Maturity	(79,433)
Barclays Bank PLC	USD	4,111	10/15/20	2.210%	CPI	#	Maturity	(46,063)
Barclays Bank PLC	USD	5,000	10/23/26	2.310%	CPI	#	Maturity	(401,193)
Barclays Bank PLC	USD	5,000	12/04/27	2.170%	CPI	#	Maturity	(137,896)
Barclays Bank PLC	USD	1,000	10/23/29	2.388%	CPI	#	Maturity	(99,774)
Citibank, NA	USD	5,180	10/17/20	2.220%	CPI	#	Maturity	(58,478)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	7,280	12/14/20	1.548%	CPI	#	Maturity	$125,410
Citibank, NA	USD	6,400	10/23/21	2.039%	CPI	#	Maturity	(224,865)
Citibank, NA	USD	7,000	11/04/23	1.900%	CPI	#	Maturity	9,482
Citibank, NA	USD	3,000	7/20/27	2.104%	CPI	#	Maturity	(55,775)
Deutsche Bank AG	USD	3,700	7/15/20	1.265%	CPI	#	Maturity	134,366
Deutsche Bank AG	USD	4,000	9/04/25	1.818%	CPI	#	Maturity	(3,014)
JPMorgan Chase Bank, NA	USD	7,207	8/30/20	2.210%	CPI	#	Maturity	(88,252)
JPMorgan Chase Bank, NA	USD	3,000	3/02/24	2.175%	CPI	#	Maturity	(66,908)
JPMorgan Chase Bank, NA	USD	9,410	7/15/24	2.165%	CPI	#	Maturity	(107,202)
JPMorgan Chase Bank, NA	USD	5,000	7/20/24	1.995%	CPI	#	Maturity	(31,212)
JPMorgan Chase Bank, NA	USD	4,000	11/04/26	2.015%	CPI	#	Maturity	(36,132)
JPMorgan Chase Bank, NA	USD	7,000	12/27/28	2.009%	CPI	#	Maturity	(90,418)
Morgan Stanley Capital Services LLC	USD	19,000	7/20/22	1.939%	CPI	#	Maturity	(24,139)
Morgan Stanley Capital Services LLC	USD	5,000	7/20/32	2.158%	CPI	#	Maturity	(123,085)

								$(1,506,929)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $8,584,677 or 1.5% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $42,386,294 and gross unrealized depreciation of investments was $(3,979,123), resulting in net unrealized appreciation of $38,407,171.

As of June 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.9% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$368,920,440		$18,255,616		$387,176,056
Short-Term Municipal Notes		– 0	–	6,065,661		– 0	–	6,065,661
Investment Companies		135,946,286		– 0	–	– 0	–	135,946,286
Options Purchased - Calls		– 0	–	442,356		– 0	–	442,356
Governments - Treasuries		– 0	–	203,188		– 0	–	203,188
Short-Term Investments
U.S. Treasury Bills		– 0	–	25,337,944		– 0	–	25,337,944
Investment Companies		20,665,607		– 0	–	– 0	–	20,665,607
Total Investments in Securities		156,611,893		400,969,589		18,255,616		575,837,098
Other Financial Instruments(a):
Assets:
Futures		275,124		680,112		– 0	–	955,236
Forward Currency Exchange Contracts		– 0	–	1,230,073		– 0	–	1,230,073
Centrally Cleared Inflation (CPI) Swaps		– 0	–	12,215		– 0	–	12,215
Centrally Cleared Interest Rate Swaps		– 0	–	239,049		– 0	–	239,049
Inflation (CPI) Swaps		– 0	–	269,258		– 0	–	269,258
Liabilities:
Futures		(337,692)		(1,736)		– 0	–	(339,428)
Forward Currency Exchange Contracts		– 0	–	(731,576)		– 0	–	(731,576)
Credit Default Swaps		– 0	–	(145,454)		– 0	–	(145,454)
Inflation (CPI) Swaps		– 0	–	(1,776,187)		– 0	–	(1,776,187)

Total		$156,549,325		$400,745,343		$18,255,616		$575,550,284

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	LONG-TERM MUNICIPAL BONDS		TOTAL
Balance as of 9/30/18	$16,044,162		$16,044,162
Accrued discounts/(premiums)	(101,234)		(101,234)
Realized gain (loss)	(1,281)		(1,281)
Change in unrealized appreciation/depreciation	545,490		545,490
Purchases	1,884,670		1,884,670
Sales	(116,191)		(116,191)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/19	$18,255,616		$18,255,616

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$545,490		$545,490

As of June 30, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

											Distributions
Affiliated Issuer	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 6/30/19 (000)			Dividend Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio	$24,082	$128	$23,065	$(1,789)		$644		$	– 0	–	$	– 0	–	$	– 0	–
Government Money Market Portfolio	12,647	132,408	124,389	– 0	–	– 0	–		20,666			228			– 0	–

Total	$36,729	$132,536	$147,454	$(1,789)		$644			$20,666			$228		$	– 0	–